TRADE ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - Third parties		6 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
TRADE ACCOUNTS RECEIVABLE, NET
Beginning balance	¥ 9,315,427	¥ 9,612,470	$ 1,393,454
Charge to (reversal of) credit losses	153,329	(4,012,249)	(581,628)
Foreign currency translation adjustments	143,714	119,526	17,327
Ending balance	¥ 9,612,470	¥ 5,719,747	$ 829,153